Financial Instruments and Related Risk Management (Summary of Foreign Currency Derivatives) (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Foreign Currency Derviatives [Line Items]
Foreign exchange gain (loss)	$ (2)	$ 14
Foreign exchange loss - net of related derivatives	9	360
Loss on foreign currency derivatives at fair value through profit or loss	11	249
Hyperinflationary Loss	$ 0	$ 97